Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Note 3. Fair Value of Financial Instruments
The Company applies the fair value measurement accounting standard whenever other accounting pronouncements require or permit fair value measurements. Fair value is defined in the accounting standard as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

•	Level 1 - Quoted prices for identical instruments in active markets.

•
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 - Instruments whose significant value drivers are unobservable.
On June 30, 2021, the Company’s Level 3 liabilities consisted of the Private Placement warrant liability. The determination of the fair value of warrant liability is discussed in Note 6.
On December 31, 2020, the Company’s Level 3 liabilities consisted of the redeemable convertible preferred stock warrant liability. The determination of the fair value of warrant liability is discussed in Note 6.
The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$238,855	$—	$—	$238,855

Total financial assets	$238,855	$—	$—	$238,855

Liabilities
Warrant liabilities	$—	$—	$25,471	$25,471

Total financial liabilities	$—	$—	$25,471	$25,471

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Warrant liabilities	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Money market funds are included within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
The fair value of the redeemable convertible preferred stock warrant, redeemable convertible preferred stock tranche and Private Placement warrant liabilities is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the warrant liabilities, the Company used the Black-Scholes option pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 6).
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Redeemable Convertible Preferred Stock Tranche Liability	Private Placement Warrant Liability	Derivative Liability
Fair value as of January 1, 2020	$(162)	$—	$—	$—
Change in the fair value included in other income (expense), net	(115)	—	—	(5,308)
Recognition of preferred stock warrant and tranche liability upon issuance	(691)	(1,610)	—	—
Extinguishment of derivative liability upon conversion of convertible notes	—	—	—	5,308

Fair value as of June 30, 2020	$(968)	$(1,610)	$—	$—

Fair value as of January 1, 2021	(49,293)	—	—	—
Private placement warrant liability acquired as part of the Merger	—	—	(19,377)	—
Change in the fair value included in other income (expense), net	(8,804)	—	(6,094)	—
Issuance of preferred stock upon exercise of warrants	58,097	—	—	—

Fair value as of June 30, 2021	$—	$—	$(25,471)	$—

Disclosure of Fair Values
Our financial instruments that are not
re-measured
at fair value include accounts receivable, accounts payable, accrued and other current liabilities, convertible notes and debt. The carrying values of these financial instruments approximate their fair values.

Note 3. Fair Value of Financial Instruments
The Company applies the fair value measurement accounting standard whenever other accounting pronouncements require or permit fair value measurements. Fair value is defined in the accounting standard as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources, while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

•	Level I - Quoted prices for identical instruments in active markets.

•
Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III - Instruments whose significant value drivers are unobservable.
The Company’s Level 3 liabilities consist of the redeemable convertible preferred stock warrant liability. The determination of the fair values of warrant liability is discussed in Note 7.
The following table provides information by level for the Company’s assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$15,411	$—	$—	$15,411

Total financial assets	$15,411	$—	$—	$15,411

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$162	$162
Derivative liability	$—	$—	$—	$—

Total financial liabilities	$—	$—	$162	$162

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$10,493	$—	$—	$10,493

Total financial assets	$10,493	$—	$—	$10,493

Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$49,293	$49,293

Total financial liabilities	$—	$—	$49,293	$49,293

Money market funds are included within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
The fair value of the redeemable convertible preferred stock warrant liability is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the redeemable convertible preferred stock warrant liability, the Company used the Black-Scholes option pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 7).
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Redeemable Convertible Preferred Stock Warrant Liability	Redeemable Convertible Preferred Stock Tranche Liability	Derivative liability
Fair value as of January 1, 2019	$(115)	$—	$—
Recognition of preferred stock warrant liability upon subsequent issuance of warrants	(53)	—	—
Change in the fair value included in other income (expense), net	6	—	—

Fair value as of December 31, 2019	(162)	—	—
Recognition of preferred stock warrant and tranche liability upon issuance	(691)	(1,610)	—
Change in the fair value included in other income (expense), net	(48,440)	—	(5,308)
Extinguishment of derivative liability upon conversion of convertible notes			5,308
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net	—	1,610	—

Fair value as of December 31, 2020	$(49,293)	$—	$—

Disclosure of Fair Values
Our financial instruments that are not
re-measured
at fair value include accounts receivable, accounts payable, accrued and other current liabilities, convertible notes and debt. The carrying values of these financial instruments approximate their fair values.